DOCUMENT ENTITY AND INFORMATION	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	China Dredging Group Co., Ltd.
Entity Central Index Key	0001447976
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	clff
Entity Ordinary Shares	52,677,323
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes